Warrants	12 Months Ended
Dec. 31, 2014
Stockholders Equity Note [Abstract]
Stockholders Equity Note Warrants Disclosure [Text Block]
10. Warrants

On December 22, 2011, in connection with the Biocontrol business combination, the Company issued warrants to purchase up to 1,355,164 shares of its common stock. These warrants expire in December 2016 and are exercisable at a price of $0.46 per share. As these warrants must be settled in registered shares of common stock, the Company accounted for these warrants as liabilities. The Company re-measured the fair value of these warrants and recorded a gain of $388,000 to adjust the liability associated with these warrants to their estimated fair value of $172,000 at December 31, 2014.

In connection with the December 2013 private placement of 72,007,000 shares of the Company’s common stock at a price per share of $0.25, the Company issued an aggregate of warrants to purchase 4,320,420 shares of common stock at an exercise price of $0.25 per share to the placement agents. These warrants, which expire December 2018, contain provisions that protect holders from a decline in the issue price of the Company’s common stock (“down-round” provision) and contain net settlement provisions. Due to these provisions, the Company accounted for these warrants as liability instruments.

In connection with the private placement of Series B Redeemable Convertible Preferred Stock, which occurred through two closings on June 26, 2013 and July 15, 2013, respectively, the Company issued an aggregate of warrants to purchase 30,040,194 shares of common stock at an exercise price of $0.14 per share. These warrants, which expire in June 2018 and in July 2018, contain provisions that protect holders from a decline in the issue price of the Company’s common stock (“down-round” provision) and contain net settlement provisions. Due to these provisions, the Company accounted for these warrants as liability instruments. The Company measured the fair value of these warrants on June 26, 2013 and July 15, 2013 and recorded the initial liability as part of the private placement proceeds and expensed $759,000 for the warrants issued to the placement agent.

From February through May 2013, in connection with the issuance of new convertible promissory notes, the Company issued warrants to purchase up to 7,030,387 shares of its common stock. These warrants expire February through May 2018 and are exercisable at a price of $0.14 per share

We estimate the fair values of these securities using a Monte Carlo valuation model.

							2013 Convertible
	June 26, 2013	Exercise Price	July 15, 2013	Exercise Price	December 23, 2013	Exercise Price	Promissory Notes	Exercise Price	2011	Exercise Price	Total	Exercise Price
Balance, December 31, 2013	28,394,834	$0.14	1,645,361	$0.14	4,320,420	$0.25	7,030,387	$0.14	1,355,164	$0.46	42,746,166	$0.16
Exercises	(3,855,714)	0.14	—	—	—	—	—	—	—	—	(3,855,714)	0.14
Balance, December 31, 2014	24,539,120	0.14	1,645,361	0.14	4,320,420	0.25	7,030,387	0.14	1,355,164	0.46	38,890,452	0.16

Aggregate proceeds if exercised	$3,435,477		$230,351		$1,080,105		$984,254		$623,375		$6,353,562

The Company re-measured the fair value of these warrants and recorded a gain of $9,066,000 in 2014 to adjust the liabilities associated with these warrants to their estimated fair values totaling $5,654,000 as of December 31, 2014. In 2013, the Company recorded a loss of $14,214,000 to record the liability associated with the issuance of the warrants and to adjust the liability to its estimated fair value of $16,311,000 as of December 31, 2013.

No warrants were exercised through December 31, 2013. On June 26, 2014, 3,855,714 warrants were net-share exercised into 2,734,151 shares of common stock. In conjunction with this exercise, $1,595,000 was reclassified from the warrant liability into equity.